Cover	Jun. 10, 2025
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 10, 2025
Registrant Name	CompoSecure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39687
Entity Tax Identification Number	85-2749902
Entity Address, Address Line One	309 Pierce Street
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(908)
Local Phone Number	518-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K filed by CompoSecure, Inc. on June 11, 2025 (the “Original Report”). This amendment is being filed solely for the purpose of including the required XBRL tagging on the cover page, which was inadvertently excluded from the Original Report. Except for the foregoing, this amendment does not modify or update any disclosure contained in the Original Report or its exhibits.
Amendment Flag	true
Central Index Key	0001823144
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	CMPO
Security Exchange Name	NASDAQ
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	CMPOW
Security Exchange Name	NASDAQ